Lord Abbett mid cap STOCK FUNd, Inc.

90 Hudson Street

Jersey City, New Jersey 07302-3973

May 4, 2012

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549-4720

Re:        Lord Abbett Mid Cap Stock Fund, Inc. (the “Registrant”)

1933 Act File No. 002-82544

1940 Act File No. 811-03691

Ladies/Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please be advised that there are no changes to the prospectus and the statement of additional information contained in Post-Effective Amendment No. 39 (Accession number 0000930413-12-002497) to the above-referenced Registrant’s Registration Statement on Form N-1A filed pursuant to Rule 485(b) with the Securities and Exchange Commission on April 27, 2012.

Any communications relating to this filing should be directed to the undersigned at (201) 827-2577.

Sincerely yours,

/s/ Judy Krebs
Judy Krebs
Paralegal
Lord, Abbett & Co. LLC